Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class
We disaggregate our revenue based on product categories and customer class as shown in the tables below for the years ended December 31, 2019, 2018 and 2017:

	2019
(in thousands)	Consumables and related	Instruments	Total
Molecular Diagnostics	$665,866	$71,266	$737,132
Life Sciences	688,281	101,011	789,292
Academia / Applied Testing	418,518	69,114	487,632
Pharma	269,763	31,897	301,660
Total	$1,354,147	$172,277	$1,526,424

	2018
(in thousands)	Consumables and related	Instruments	Total
Molecular Diagnostics	$649,602	$82,197	$731,799
Life Sciences	665,857	104,192	770,049
Academia / Applied Testing	407,370	72,131	479,501
Pharma	258,487	32,061	290,548
Total	$1,315,459	$186,389	$1,501,848

	2017
(in thousands)	Consumables and related	Instruments	Total
Molecular Diagnostics	$605,462	$77,702	$683,164
Life Sciences	637,253	97,119	734,372
Academia / Applied Testing	392,066	67,477	459,543
Pharma	245,187	29,642	274,829
Total	$1,242,715	$174,821	$1,417,536